Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements and Hierarchy
Fair Value Measurements

9. Fair Value Measurements.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2021

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$230,012,623	$—	$—
Liabilities
Derivative warrant liabilities - Public Warrants	$9,257,500	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$6,010,670

December 31, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Assets held in Trust Account:
U.S. Treasury securities	$230,253,395	$—	$—
Cash equivalents - money market funds	754	—	—
	$230,254,149	$—	$—
Liabilities
Derivative warrant liabilities - Public Warrants	$11,212,500	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$7,578,670

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for three and nine months ended September 30, 2021.

Level 1 assets include investments in money market funds that invest solely in U.S. government securities and investments in U.S. Treasury Securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a quoted price in an active market, a Level 1 measurement. The fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model each measurement date.

For the three months and nine months ended September 30, 2021, the Company recognized a gain resulting from a decrease in the fair value of the derivative warrant liabilities of approximately $1.1 million and approximately $3.5 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statements of operations.

For the three and nine months ended September 30, 2020, the Company recognized a loss of approximately $2.3 million and approximately $5.2 million resulting from a decrease an increase in the fair value of the derivative warrant liabilities, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statements of operations.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of September 30, 2021	As of December 31, 2020
Stock Price	$9.94	$10.80
Volatility	22.8%	24.0%
Expected life of the options to convert	5.13	5.75
Risk-free rate	1.00%	0.47%
Dividend yield	0.0%	0.0%

The change in the fair value of the warrant liabilities measured with Level 3 inputs for the three and nine months ended September 30, 2021, is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$7,578,670
Change in fair value of derivative warrant liabilities	(2,426,670)
Level 3 - Derivative warrant liabilities at March 31, 2021	$5,152,000
Change in fair value of derivative warrant liabilities	1,306,670
Level 3 - Derivative warrant liabilities at June 30, 2021	$6,458,670
Change in fair value of derivative warrant liabilities	$(448,000)
Level 3 - Derivative warrant liabilities at September 30, 2021	$6,010,670

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Assets held in Trust Account:
U.S. Treasury securities	$230,253,395	$—	$—
Cash equivalents - money market funds	754	—	—
	$230,254,149	$—	$—

Liabilities
Derivative warrant liabilities -Public Warrants	$11,212,500	$—	$—
Derivative warrant liabilities -Private Warrants	$—	$—	$7,578,670

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in June 2020, upon trading of the Public Warrants in an active market.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, beginning in June 2020.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Class A common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Class A common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2019.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	As of March 13, 2020	As of December 31, 2020
Stock Price	$9.71	$10.80
Volatility	18.2%	24.0%
Expected life of the options to convert	6.55	5.75
Risk-free rate	0.85%	0.47%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the year ended December 31, 2020 is summarized as follows:

Level 3 derivative warrant liabilities as of January 1, 2020	$—
Issuance of Public and Private Warrants	11,207,500
Transfer of Public Warrants to Level 1	(6,957,500)
Change in fair value of derivative warrant liabilities	3,328,670
Level 3 derivative warrant liabilities as of December 31, 2020	$7,578,670